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Virtus Vontobel Greater European Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund

Virtus Vontobel Greater European Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated November 20, 2020, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2020, each as supplemented

Important Notice to Investors

Effective December 1, 2020, the Virtus Vontobel Greater European Opportunities Fund’s (the “fund”) investment adviser, Virtus Investment Advisers, Inc., Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the fund’s expenses. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Vontobel Greater European Opportunities Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.37%	2.40%	2.37%
Total Annual Fund Operating Expenses		3.47%	4.25%	3.22%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(2.07%)	(2.10%)	(2.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.40%	2.15%	1.15%
[1]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares and 1.15% for Class I Shares through January 31, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
Expense Example - Virtus Vontobel Greater European Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,386	2,084	3,929
Class C	318	1,097	1,989	4,280
Class I	117	806	1,519	3,414

Expense Example No Redemption - Virtus Vontobel Greater European Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,386	2,084	3,929
Class C	218	1,097	1,989	4,280
Class I	117	806	1,519	3,414

Investors should retain this supplement with the Prospectuses for future reference.